Debt and Credit Facilities - Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 200	$ 200
Long-term debt due within one year	1,433	0	$ 1,050
Long-term debt	4,114	5,240	$ 1,637	$ 2,687
Other non-current financial liabilities	1,107	1,237
Long-term debt issuance	0	750
Long-term debt repayment	0	(365)
Repayments of current borrowings	0
Debt issue costs	0	(6)
Proceeds from non-current borrowings, net of debt issuance costs	0
Other	(8)	18
Deferred revenue	(100)	(16)
Foreign exchange recognized in OCI	262	(243)
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year	1,433	0
Total other changes - liability related, Current portion of non-current borrowings	1,433
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	1,399
Foreign exchange recognized in OCI	34
Long-term debt
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,114	$ 5,240
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	(1,399)
Adjustments for finance costs	4
Foreign exchange recognized in OCI	269
Total other changes - liability related, Long-term debt	1,126
Other long-term liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilities	1,107
Other	20
Foreign exchange, other long-term liabilities	32
Fair value changes	(67)
Addition of finance lease obligations	(100)
Payment of finance lease obligations	15
Total other changes - liability related, Other long-term liabilities	$ (130)